UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number    811-21494
Nuveen Floating Rate Income Fund
(Exact name of registrant as specified in charter)
     333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Jessica R. Droeger—Vice President and Secretary
     333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:      312-917-7700
Date of fiscal year end:        7/31
Date of reporting period:    10/31/2006
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Portfolio of Investments (Unaudited)
Nuveen Floating Rate Income Fund (JFR)
October 31, 2006

Principal		Weighted Average
Amount (000)	Description (1)	Coupon	Maturity (3)	Ratings (4)	Value

	Variable Rate Senior Loan Interests – 144.2% (86.9% of Total Investments) (2)

	Aerospace & Defense – 1.7% (1.0% of Total Investments)

$5,925	Mid-Western Aircraft Systems Inc., Term Loan B	7.570%	12/31/11	N/R	$5,977,771
2,000	Transdigm Inc.	7.389%	6/23/13	B+	2,014,750
2,414	Vought Aircraft Industries, Inc., Term Loan	7.880%	12/22/11	B-	2,430,464
545	Vought Aircraft Industries, Inc., Tranche B, Letter of Credit	7.822%	12/22/10	B-	548,693

10,884	Total Aerospace & Defense				10,971,678

	Airlines – 3.1% (1.8% of Total Investments)

8,000	Northwest Airlines Inc., Term Loan	2.500%	7/19/08	N/R	8,035,004
10,448	United Air Lines Inc., Term Loan B	9.250%	2/01/12	B+	10,630,331
1,493	United Air Lines Inc., Delayed Term Loan	9.125%	2/01/12	B+	1,518,619

19,941	Total Airlines				20,183,954

	Auto Components – 4.0% (2.4% of Total Investments)

17,662	Federal Mogul Corporation, Term Loan A, (5)	7.570%	2/24/04	N/R	17,209,411
2,000	Federal-Mogul Corporation, Term Loan B, (5)	7.820%	2/24/05	N/R	1,953,750
6,000	Goodyear Tire & Rubber Company, Second Lien Term Loan	8.140%	4/30/10	B+	6,055,716
1,000	Goodyear Tire & Rubber Company, Term Loan	7.072%	4/30/10	BB	1,003,214

26,662	Total Auto Components				26,222,091

	Beverages – 0.3% (0.2% of Total Investments)

2,083	Constellation Brands, Inc., Term Loan	6.931%	6/05/13	BB	2,094,256

	Building Products – 6.0% (3.6% of Total Investments)

1,777	Atrium Companies Inc. Term Loan	8.126%	5/31/12	B	1,754,497
14,700	Nortek, Inc., Term Loan B	7.325%	8/27/11	B	14,681,625
4,434	PP Holding Corporation, Term Loan	8.320%	11/12/11	B	4,469,565
7,381	Stile Acquisition Corporation, Canadian Term Loan	7.380%	4/05/13	BB-	7,227,244
7,394	Stile Acquisition Corporation, Term Loan B	7.380%	4/05/13	BB-	7,239,557
4,000	TFS Acquisition, Term Loan	8.921%	8/01/13	B+	4,030,000

39,686	Total Building Products				39,402,488

	Capital Markets – 2.2% (1.3% of Total Investments)

9,773	Ameritrade Holdings Corporation, Term Loan B	6.820%	12/31/12	N/R	9,779,629
5,000	BNY Convergex Group LLC, Term Loan	8.380%	10/02/13	B+	5,011,720

14,773	Total Capital Markets				14,791,349

	Chemicals – 10.2% (6.2% of Total Investments)

7,108	Celanese Corporation, Term Loan C	7.117%	4/06/11	N/R	7,156,654
1,298	Headwaters Inc., 1st Lien Term Loan	7.380%	4/30/11	BB-	1,296,655
12,677	Hercules Inc., Term Loan B	6.870%	10/08/10	BB	12,694,875
4,917	Hexion Specialty Chemicals, Term Loan	7.375%	5/05/13	Ba3	4,910,321
1,068	Hexion Specialty Chemicals, Term Loan	7.370%	5/05/13	Ba3	1,066,662
10,516	Huntsman International LLC, Term Loan	7.070%	8/16/12	BB-	10,522,904
4,000	Ineos Group Holdings PLC, Term Loan B	7.611%	12/10/13	B+	4,052,916
4,000	Ineos Group Holdings PLC, Term Loan C	8.111%	12/16/14	B-	4,052,916
466	JohnsonDiversey Inc., Term Loan	7.970%	12/16/11	B+	470,197
1,477	Lucite International, Term Loan B-1	8.070%	7/19/13	B+	1,489,696
519	Lucite International, Term Loan B-2, (6)	1.375%	7/19/13	B+	4,386
7,000	Lyondell Citgo Refining LP, Term Loan	7.110%	8/16/13	BB	7,044,482
12,805	Rockwood Specialties Group, Inc., Term Loan E	7.376%	7/30/12	B+	12,880,229

67,851	Total Chemicals				67,642,893

	Commercial Services & Supplies – 3.6% (2.2% of Total Investments)

4,278	Allied Waste North America, Inc., Letter of Credit	7.073%	1/15/12	Ba3	4,284,921
10,780	Allied Waste North America, Inc., Term Loan B	7.153%	1/15/12	Ba3	10,796,520
5,500	Williams Scotsman, Inc., Term Loan B	6.820%	6/28/10	B2	5,486,250
1,549	Workflow Management, Inc., Term Loan	9.376%	11/30/11	B2	1,559,192
1,946	Xerium Technologies Inc. Term Loan B	7.617%	5/18/12	B+	1,944,009

24,053	Total Commercial Services & Supplies				24,070,892

	Communications Equipment – 0.8% (0.5% of Total Investments)

3,000	Aspect Software, Term Loan B	8.438%	7/11/11	B+	3,011,625
2,000	IPC Acquisition Corporation First Lien Term Loan, WI/DD	TBD	TBD	B+	2,014,167

5,000	Total Communications Equipment				5,025,792

	Containers & Packaging – 4.5% (2.7% of Total Investments)

1,990	Amscan Holdings Inc., Term Loan B	8.316%	12/23/12	B+	2,006,169
17,685	Graham Packaging Company, L.P., Term Loan B	7.725%	10/07/11	B	17,789,209
3,571	Graham Packaging Company, L.P., Term Loan C	9.688%	3/15/12	CCC+	3,606,027
699	Smurfit-Stone Container Corporation, Deposit-Funded Commitment	7.572%	11/01/11	B+	703,840
3,302	Smurfit-Stone Container Corporation, Term Loan B	7.658%	11/01/11	B+	3,326,200
1,688	Smurfit-Stone Container Corporation, Term Loan C	7.667%	11/01/11	B+	1,700,466
530	Smurfit-Stone Container Corporation, Tranche C-1	7.625%	11/01/11	B+	533,625

29,465	Total Containers & Packaging				29,665,536

	Diversified Consumer Services – 1.1% (0.7% of Total Investments)

7,500	West Corporation, Term Loan, WI/DD	TBD	TBD	B+	7,507,365

	Diversified Financial Services – 1.6% (1.0% of Total Investments)

3,960	EPCO Holdings Inc., Term Loan B	7.372%	7/13/10	B+	3,987,225
4,352	NASDAQ Stock Market, Inc., Term Loan B	7.070%	4/18/12	Ba3	4,358,002
2,523	NASDAQ Stock Market, Inc., Term Loan C	7.065%	4/18/12	Ba3	2,526,232

10,835	Total Diversified Financial Services				10,871,459

	Diversified Telecommunication Services – 3.7% (2.2% of Total Investments)

6,000	Cebridge III LLC., Term Loan B	7.620%	11/01/14	B+	5,996,250
1,000	Choice One Communications, Term Loan B	9.375%	6/27/12	B	1,012,813
3,950	Intelsat Limited	7.622%	7/01/13	N/R	3,980,243
6,000	Level 3 Communications Incorporated, Term Loan	8.398%	12/01/11	B-	6,068,748
1,981	Madison River Capital LLC, Term Loan	7.620%	7/29/12	B+	1,993,024
5,500	Qwest Corporation, Term Loan B	6.950%	6/30/10	BB	5,588,000

24,431	Total Diversified Telecommunication Services				24,639,078

	Electrical Equipment – 0.9% (0.6% of Total Investments)

6,048	Mueller Group, Inc., Term Loan	7.388%	10/03/12	B+	6,088,500

	Electronic Equipment & Instruments – 1.7% (1.0% of Total Investments)

10,000	Sanmina-SCI Corporation, Term Loan, DD1	7.880%	7/31/08	BB-	10,035,000
998	Sensata Technologies B.V., Term Loan	7.130%	4/27/13	BB-	992,669

10,998	Total Electronic Equipment & Instruments				11,027,669

	Energy Equipment & Services – 0.1% (0.1% of Total Investments)

573	Petroleum Geo-Services, Term Loan	7.610%	12/15/12	BB-	577,750

	Food & Staples Retailing – 2.9% (1.7% of Total Investments)

11,852	Jean Coutu Group, Inc., Term Loan B	7.937%	7/30/11	B1	11,905,187
6,965	Supervalu	7.188%	6/02/12	B1	6,990,687

18,817	Total Food & Staples Retailing				18,895,874

	Food Products – 0.7% (0.5% of Total Investments)

465	Dole Foods Company Inc., Deposit-Funded Commitment	7.374%	4/12/13	BB-	462,209
1,041	Dole Foods Company Inc., Term Loan B	7.550%	4/12/13	BB-	1,034,771
3,471	Dole Foods Company Inc., Term Loan C	7.480%	4/12/13	B+	3,449,236

4,977	Total Food Products				4,946,216

	Health Care Equipment & Supplies – 0.6% (0.4% of Total Investments)

3,915	Kinetic Concepts Inc., Term Loan B-1	7.120%	8/11/10	BB	3,926,051

	Health Care Providers & Services – 9.4% (5.7% of Total Investments)

13,178	Davita Inc., Term Loan B	7.425%	10/05/12	BB-	13,258,351
10,945	Fresenius Medical Care AG & Co. KGaA, Term Loan	6.752%	3/31/13	Ba2	10,891,036
3,990	HealthSouth Corporation, Term Loan	8.620%	3/10/13	B2	4,011,057
13,684	IASIS Healthcare LLC, Term Loan B	7.729%	6/22/11	B+	13,769,130
3,960	LifeCare Holdings Inc., Term Loan B	7.570%	8/11/12	B	3,658,050
1,042	LifePoint Hospitals Holdings, Inc., Term Loan B	6.945%	4/18/12	Ba3	1,038,666
2,955	Select Medical Corporation, Term Loan	7.151%	2/24/12	BB-	2,903,842
12,804	Vanguard Health Holding Company, LLC, Replacement Term Loan	7.868%	9/23/11	B	12,831,674

62,558	Total Health Care Providers & Services				62,361,806

	Hotels, Restaurants & Leisure – 12.6% (7.6% of Total Investments)

9,398	24 Hour Fitness Worldwide, Inc., Term Loan B	7.994%	7/17/12	B	9,468,120
3,165	Ameristar Casinos, Inc., Term Loan B	6.900%	11/10/12	Ba3	3,169,249
5,865	Boyd Gaming Corporation, Term Loan B	6.867%	6/30/11	BB	5,873,798
1,352	Burger King Corporation, Term Loan B	6.875%	6/30/12	BB-	1,353,377
4,988	Cedar Fair LP, Term Loan	7.867%	6/13/12	BB-	5,047,896
122	Cracker Barrel, Term B-2 Delayed Draw, (6) (7)	0.750%	4/27/13	BB	(648)
873	Cracker Barrel, Term Loan B-1	6.932%	4/28/13	BB	871,778
2,925	Jack in the Box Inc., Term Loan B	6.882%	1/08/11	BB	2,936,694
14,403	OpBiz, LLC, Term Loan A	8.372%	8/31/10	B-	14,089,498
39	OpBiz, LLC, Term Loan B (PIK)	9.537%	8/31/10	CCC+	38,420
7,915	Penn National Gaming, Inc., Term Loan B	7.129%	10/03/12	BB	7,966,485
10,019	Travelport, Term Loan	8.367%	8/09/13	B+	10,061,498
981	Travelport, Letter of Credit	8.367%	8/09/13	B+	985,648
1,975	Trump International, Term Loan B-1	8.030%	5/20/12	BB-	1,991,948
1,975	Trump International, Term Loan B-2 (6)	2.000%	5/20/12	BB-	16,973
9,255	Universal City Development Partners, Ltd., Term Loan	7.387%	6/09/11	BB-	9,295,034
1,709	Venetian Casino Resort, LLC Term Loan B	7.120%	6/15/11	BB-	1,715,544
8,291	Venetian Casino Resort, LLC, Term Loan	7.120%	6/15/11	BB-	8,320,391

85,250	Total Hotels, Restaurants & Leisure				83,201,703

	Household Durables – 0.3% (0.2% of Total Investments)

2,000	Rent-A-Center Inc., Term Loan B, WI/DD	TBD	TBD	Ba2	2,007,500

	Household Products – 1.9% (1.2% of Total Investments)

1,116	Prestige Brands, Inc., Term Loan B2	7.660%	4/06/11	B+	1,122,926
8,758	Prestige Brands, Inc., Term Loan B	7.715%	4/06/11	B+	8,810,806
2,866	Solo Cup Company, Term Loan, WI/DD	TBD	TBD	CCC+	2,885,533

12,740	Total Household Products				12,819,265

	Independent Power Producers & Energy Traders – 0.4% (0.2% of Total Investments)

1,561	Covanta Energy Corporation, Letter of Credit	7.621%	5/31/12	B+	1,575,934
1,116	Covanta Energy Corporation, Term Loan B	7.615%	5/13/12	B-	1,126,494

2,677	Total Independent Power Producers & Energy Traders				2,702,428

	Industrial Conglomerates – 0.1% (0.1% of Total Investments)

610	Walter Industries Inc., Term Loan B	7.155%	10/03/12	B+	611,541

	Insurance – 2.6% (1.5% of Total Investments)

16,816	Conseco, Inc., Term Loan	7.320%	10/10/13	BB-	16,879,058

	IT Services – 6.4% (3.9% of Total Investments)

17,204	Fidelity National Information Services, Term Loan B	7.070%	3/09/13	BB+	17,264,103
1,371	Infor Global Solutions, Delayed Draw Loan	9.125%	7/28/12	B	1,383,714
2,629	Infor Global Solutions, Term Loan	9.120%	7/28/12	B	2,652,118
20,745	SunGard Data Systems Inc., Term Loan B	7.999%	2/11/13	B+	20,964,479

41,949	Total IT Services				42,264,414

	Leisure Equipment & Products – 1.7% (1.0% of Total Investments)

11,000	Bombardier Recreational Products, Term Loan	8.130%	6/07/13	B1	11,000,000

	Machinery – 0.5% (0.3% of Total Investments)

632	Dresser-Rand Group, Inc., Term Loan	7.485%	10/29/07	BB-	635,842
2,500	Navistar International Corporation, Series B	10.355%	1/22/09	N/R	2,535,416

3,132	Total Machinery				3,171,258

	Marine – 0.7% (0.4% of Total Investments)

4,888	Horizon Lines, LLC, Term Loan B	7.620%	7/11/11	B	4,910,410

	Media – 26.6% (16.0% of Total Investments)

2,000	American Media Operations, Inc., Term Loan C	8.340%	1/30/13	B-	2,014,792
1,828	Blockbuster, Inc., Term Loan B	8.972%	8/20/11	B-	1,827,833
9,950	Cablevision Systems Corporation, Incremental Term Loan	7.148%	3/23/13	BB	9,954,000
17,000	Century Cable Holdings LLC, Term Loan B (5)	10.250%	12/31/09	N/R	16,617,500
7,000	Century Cable Holdings, LLC, Revolver (5)	9.250%	10/25/10	N/R	6,776,875
2,000	Century Cable Holdings, LLC, Term Loan (5)	10.250%	6/30/09	N/R	1,957,500
21,798	Charter Communications Inc., Term Loan B	8.005%	4/28/13	B	22,010,430
4,953	Clear Channel Entertainment, Term Loan B	7.620%	6/20/13	B+	4,955,620
4,040	Dex Media West, LLC, Term Loan B	6.886%	3/09/10	BB	4,029,665
13,888	Metro-Goldwyn-Mayer Studios, Inc., Term Loan B	8.617%	3/15/12	N/R	13,732,540
16,000	Neilsen Finance LLC, Term Loan B	8.190%	8/01/13	B+	16,076,256
1,217	Nextmedia Operating Group, Delayed Draw Term Loan	7.320%	11/15/12	B	1,215,569
2,743	Nextmedia Operating Inc., First Lien Term Loan	7.320%	11/15/12	B	2,739,976
17,000	Panamsat Corporation, Term Loan	7.872%	1/03/14	BB	17,161,738
4,988	Philadelphia Newspapers, Term Loan	8.120%	6/29/13	N/R	4,968,797
6,435	Primedia Inc., Term Loan	7.570%	9/30/13	N/R	6,417,304
2,293	R. H. Donnelley Inc., Tranche D	6.886%	6/30/11	Ba3	2,286,926
12,366	Regal Cinemas Corporation, Term Loan	7.117%	11/10/10	BB-	12,362,906
985	Spanish Broadcasting System Inc., Term Loan B	7.120%	6/10/12	B+	986,026
3,500	UPC Broadband Holding BV, Term Loan J2	7.640%	3/29/13	B	3,504,219
3,500	UPC Broadband Holding BV, Term Loan K2	7.640%	12/31/13	B	3,503,595
15,429	WMG Acquisition Corp., Term Loan	7.369%	2/28/11	BB-	15,504,979
6,025	Yell Group, Term Loan, DD1	7.320%	2/09/13	N/R	6,060,960

176,938	Total Media				176,666,006

	Metals & Mining – 0.6% (0.3% of Total Investments)

2,775	Amsted Industries Incorporated, Delayed Draw Term Loan, (6) (7)	0.500%	4/05/11	BB-	(34,685)
3,846	Amsted Industries Incorporated, Term Loan B	7.373%	4/05/13	BB-	3,862,579

6,621	Total Metals & Mining				3,827,894

	Multiline Retail – 1.5% (0.9% of Total Investments)

9,494	Neiman Marcus Group Inc., Term Loan	7.641%	3/28/13	B+	9,579,707

	Multi-Utilities – 2.0% (1.2% of Total Investments)

10,533	NRG Energy Inc., Credit-Linked Deposit	7.367%	2/01/13	BB-	10,601,478
2,414	NRG Energy Inc., Term Loan	7.367%	2/01/13	BB-	2,427,882

12,947	Total Multi-Utilities				13,029,360

	Oil, Gas & Consumable Fuels – 1.9% (1.1% of Total Investments)

2,763	Citgo Petroleum Corporation, Term Loan	6.681%	10/13/12	BBB-	2,767,243
800	Coffeyville Resources LLC, Letter of Credit	7.625%	6/30/11	BB-	805,899
1,185	Coffeyville Resources LLC, Term Loan B	7.627%	6/30/12	BB-	1,193,814
3,960	Complete Production Services, Term Loan	7.810%	8/03/12	B	3,972,995
1,165	El Paso Corporation, Letter of Credit	7.320%	7/31/11	B+	1,174,497
484	Targa Resources Inc., Synthetic Letter of Credit	7.624%	10/31/12	B+	486,895
1,996	Targa Resources Inc., Term Loan B	7.632%	10/31/12	B+	2,008,443

12,353	Total Oil, Gas & Consumable Fuels				12,409,786

	Paper & Forest Products – 4.6% (2.8% of Total Investments)

1,149	Bluegrass Container Company LLC, Delayed Draw 1st Lien	7.601%	7/31/13	BB-	1,160,661
3,839	Bluegrass Container Company, LLC, Term Loan B	7.604%	6/30/13	BB-	3,879,053
3,997	Boise Cascade Corporation, Term Loan D	7.108%	3/29/11	BB	4,019,899
11,910	Georgia-Pacific Corporation, Term Loan B	7.385%	12/20/12	BB-	11,985,259
6,000	Georgia-Pacific Corporation, Term Loan C	8.390%	2/13/14	B+	6,084,141
2,316	NewPage Corporation, Term Loan B	8.365%	5/02/11	B	2,345,438
1,000	White Birch Paper Company, Second Lien Term Loan	12.870%	4/08/13	CCC+	1,014,167

30,211	Total Paper & Forest Products				30,488,618

	Pharmaceuticals – 1.2% (0.7% of Total Investments)

4,925	Talecris Biotherapeutics Inc., Term Loan B	8.641%	4/01/11	B2	4,925,000
86	Warner Chilcott Corporation, Dovobet Delayed Draw Term	7.867%	1/18/12	B+	86,583
431	Warner Chilcott Corporation, Dovonex Delayed Draw Term	7.867%	1/18/12	B+	432,675
1,889	Warner Chilcott Corporation, Tranche B	7.926%	1/18/12	B+	1,900,769
519	Warner Chilcott Corporation, Tranche C	7.867%	1/18/12	B+	521,856

7,850	Total Pharmaceuticals				7,866,883

	Real Estate Management & Development – 5.2% (3.1% of Total Investments)

9,768	Capital Automotive LP., Term Loan	7.080%	12/16/10	BB+	9,823,190
171	Lion Gables, Term Loan	7.070%	3/30/07	Ba2	170,864
16,000	LNR Property Corporation, Term Loan B	8.220%	7/12/11	B2	16,078,328
8,000	Macerich Company, Term Loan	6.875%	4/25/10	N/R	7,985,000

33,939	Total Real Estate Management & Development				34,057,382

	Road & Rail – 0.9% (0.5% of Total Investments)

667	Hertz Corporation, Synthetic Term Loan	7.640%	12/21/12	BB+	672,417
5,297	Hertz Corporation, Term Loan B	7.654%	12/21/12	BB	5,342,445

5,964	Total Road & Rail				6,014,862

	Semiconductors & Equipment – 2.1% (1.3% of Total Investments)

13,000	Advanced Micro Devices, Term Loan B	7.570%	12/12/13	BB-	13,067,321
1,000	Spansion Inc., Term Loan, WI/DD	TBD	TBD	B+	1,005,938

14,000	Total Semiconductors & Equipment				14,073,259

	Software – 2.8% (1.7% of Total Investments)

6,000	Reynolds and Reynolds Company, 2nd Lien Term Loan, WI/DD	TBD	TBD	B3	6,106,251
12,000	Reynolds and Reynolds Company, Term Loan, WI/DD	TBD	TBD	B3	12,090,000

18,000	Total Software				18,196,251

	Specialty Retail – 5.5% (3.3% of Total Investments)

6,000	CSK Automotive Corporation, Term Loan	8.376%	6/30/12	B+	6,093,750
1,754	J Crew Operating Corporation	7.137%	5/15/13	B+	1,754,020
13,000	Michaels Stores Inc., Term Loan, WI/DD	TBD	TBD	B-	13,065,000
11,000	Toys “R” Us, Inc., Term Loan	8.323%	12/09/08	N/R	11,034,375
3,000	Toys “R” Us, Inc., Term Loan B	9.643%	7/01/12	B	3,068,543
993	TravelCenters of America Inc., Term Loan	7.112%	12/01/11	B1	993,896

35,747	Total Specialty Retail				36,009,584

	Textiles, Apparel & Luxury Goods – 1.7% (1.0% of Total Investments)

995	Burlington Coat Factory Warehouse Corporation, Term Loan	7.530%	4/13/13	B	982,330
4,000	HanesBrands Inc., Term Loan	7.679%	8/15/13	BB-	4,039,000
2,000	HanesBrands Inc., 2nd Lien Term Loan	9.188%	8/15/14	B-	2,052,857
4,118	Visant Holding Corporation, Term Loan C	7.122%	7/29/10	B+	4,142,694

11,113	Total Textiles, Apparel & Luxury Goods				11,216,881

	Trading Companies & Distributors – 1.3% (0.8% of Total Investments)

2,000	Ashtead Group Public Limited Company, Term Loan B	1.750%	8/01/11	B3	2,000,000
393	Brenntag Holding GmbH and Company KG, Acquisition Facility Term Loan	8.080%	1/20/14	B	395,427
1,607	Brenntag Holdings, Term Loan B2	8.080%	1/20/14	B	1,623,346
1,219	United Rentals Inc., Credit Linked Deposit	5.220%	2/13/11	BB-	1,224,234
3,146	United Rentals Inc., Delayed Draw Term Loan B	7.320%	2/14/11	BB-	3,160,111

8,365	Total Trading Companies & Distributors				8,403,118

$955,654	Total Variable Rate Senior Loan Interests (cost $948,802,910)				952,319,865

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (4)	Value

	Corporate Bonds – 12.1% (7.3% of Total Investments)

	Diversified Telecommunication Services – 0.8% (0.5% of Total Investments)

$5,000	Qwest Corporation, Floating Rate Note, 3.250% plus three-month LIBOR	8.621%	6/15/13	N/R	$5,412,500

	Electronic Equipment & Instruments – 2.5% (1.5% of Total Investments)

16,000	NXP BV, Floating Rate Note, 2.750% plus three-month LIBOR	8.121%	10/15/13	BB+	16,220,000

	Energy Equipment & Services – 0.8% (0.5% of Total Investments)

5,000	Williams Companies Inc., Floating Rate Note, 2.000% plus three-month LIBOR, 144A	7.371%	10/01/10	Ba2	5,143,750

	Food Products – 0.5% (0.3% of Total Investments)

1,528	Dole Foods Company	8.625%	5/01/09	B-	1,503,170
1,780	Dole Foods Company	8.875%	3/15/11	B-	1,706,575

3,308	Total Food Products				3,209,745

	Hotels, Restaurants & Leisure – 3.0% (1.7% of Total Investments)

9,505	Aztar Corporation	9.000%	8/15/11	Ba3	9,968,369
7,900	Mohegan Tribal Gaming Authority	8.000%	4/01/12	Ba2	8,275,250
2,000	Park Place Entertainment	8.500%	11/15/06	Baa3	2,001,646

19,405	Total Hotels, Restaurants & Leisure				20,245,265

	Household Durables – 0.3% (0.2% of Total Investments)

2,000	K. Hovnanian Enterprises Inc.	10.500%	10/01/07	Ba1	2,085,000

	Media – 1.6% (1.0% of Total Investments)

10,000	Cablevision Systems Corporation, Floating Rate Note, 4.500% plus six-month LIBOR, 144A	9.888%	4/01/09	B+	10,525,000

	Paper & Forest Products – 0.7% (0.4% of Total Investments)

4,000	Verso Paper Holdings LLC., Floating Rate Note, 3.750% plus three-month LIBOR, 144A	9.121%	8/01/14	B+	4,060,000
500	Verso Paper Holdings LLC., 144A	9.125%	8/01/14	B+	510,000

4,500	Total Paper & Forest Products				4,570,000

	Real Estate Investment Trust – 0.6% (0.4% of Total Investments)

4,000	Felcor Lodging Trust Inc., Floating Rate Note, 1.875% plus six-month LIBOR, 144A	7.263%	12/01/11	Ba3	3,990,000

	Semiconductors & Equipment – 1.1% (0.7% of Total Investments)

7,000	Avago Technologies Finance Pte. Ltd., Floating Rate Note, 5.500% plus three-month LIBOR, 144A	10.871%	6/01/13	B	7,350,000

	Wireless Telecommunication Services – 0.2% (0.1% of Total Investments)

1,000	Dobson Communications Corporation, Floating Rate Note, 4.250% plus three-month LIBOR	9.621%	10/15/12	CCC	1,020,000

$77,213	Total Corporate Bonds (cost $79,237,549)				79,771,260

Shares	Description (1)	Value

	Investment Companies – 0.2% (0.1% of Total Investments)

74,200	Eaton Vance Floating-Rate Income Trust Fund	$1,358,602

	Total Investment Companies (cost $1,260,676)	1,358,602

Shares	Description (1)	Value

	Warrants – 0.0% (0.0% of Total Investments)

36,521	Reliant Energy Inc.	$264,777

	Total Warrants (cost $257,912)	264,777

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value

	Short-Term Investments – 9.4% (5.7% of Total Investments)

$ 62,202	Repurchase Agreement with State Street Bank, dated 10/31/06, repurchase price $62,211,109, collateralized by $63,290,000, U.S. Treasury Notes, 4.875%, due 10/31/08, value $63,448,225	5.050%	11/01/06	$62,202,383

	Total Short-Term Investments (cost $62,202,383)			62,202,383

	Total Investments (cost $1,091,761,430) – 165.9%			1,095,916,887

	Other Assets Less Liabilities – (5.3)%			(35,310,340)

	Preferred Shares, at Liquidation Value – (60.6)%			(400,000,000)

	Net Assets Applicable to Common Shares – 100%			$660,606,547

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

(2)
Senior Loans in which the Fund invests generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate plus an assigned fixed rate. These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks.

Senior Loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the Agent Bank and/or Borrower prior to the disposition of a Senior Loan.

(3)
Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a Borrower to prepay, prepayments of Senior Loans may occur. As a result, the actual remaining maturity of Senior Loans held may be substantially less than the stated maturities shown.

(4)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard & Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.

(5)	At or subsequent to October 31, 2006, this issue was under the protection of the Federal Bankruptcy Court.

(6)	Position represents an unfunded Senior Loan commitment outstanding at October 31, 2006. At October 31, 2006, the Fund had unfunded Senior Loan commitments of $5,390,955.

(7)	Negative value represents unrealized depreciation on Senior Loan commitment at October 31, 2006.

WI/DD	Purchased on a when-issued or delayed delivery basis.

DD1	Portion purchased on a delayed delivery basis.

N/R	Not rated.

144A
Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

TBD
Senior Loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, Senior Loans typically trade without accrued interest and therefore a weighted average coupon rate is not available prior to settlement. At settlement, if still unknown, the Borrower or counterparty will provide the Fund with the final weighted average coupon rate and maturity date.

(PIK)	In lieu of cash payment, interest accrued on “Payment in Kind” investment increases principal outstanding.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions.
At October 31, 2006, the cost of investments was $1,093,397,579. Rx
Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2006, were as follows:

Gross unrealized:
Appreciation	$6,674,412
Depreciation	(4,155,104)

Net unrealized appreciation (depreciation) of investments	$2,519,308

Item 2. Controls and Procedures.
a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant)   Nuveen Floating Rate Income Fund

By (Signature and Title)*	/s/ Jessica R. Droeger
Jessica R. Droeger
Vice President and Secretary

Date December 28, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date December 28, 2006

By (Signature and Title)*	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date December 28, 2006

*	Print the name and title of each signing officer under his or her signature.